SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 facility	Dec. 31, 2013
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	255
Encumbrances	$ 4,824
Initial cost to Company	1,079,215
Cost capitalized subsequent to acquisition	940,370
Gross amount carried at close of current period (1) (2)	2,019,585	1,949,073
Accumulated depreciation at close of current period (1) (2)	648,734	592,329
Number of facilities leased	839
Number of sites exceeding 5% of aggregate gross amount of assets	0
Aggregate gross amount of assets at close of period	5.00%
North America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	177
Initial cost to Company	835,804
Cost capitalized subsequent to acquisition	750,555
Gross amount carried at close of current period (1) (2)	1,586,359
Accumulated depreciation at close of current period (1) (2)	531,769
United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	162
Initial cost to Company	767,030
Cost capitalized subsequent to acquisition	672,245
Gross amount carried at close of current period (1) (2)	1,439,275
Accumulated depreciation at close of current period (1) (2)	486,109
Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	15
Initial cost to Company	68,774
Cost capitalized subsequent to acquisition	78,310
Gross amount carried at close of current period (1) (2)	147,084
Accumulated depreciation at close of current period (1) (2)	45,660
Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	49
Encumbrances	2,235
Initial cost to Company	166,482
Cost capitalized subsequent to acquisition	113,857
Gross amount carried at close of current period (1) (2)	280,339
Accumulated depreciation at close of current period (1) (2)	94,097
Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	27
Encumbrances	2,589
Initial cost to Company	74,718
Cost capitalized subsequent to acquisition	71,490
Gross amount carried at close of current period (1) (2)	146,208
Accumulated depreciation at close of current period (1) (2)	22,157
Asia Pacific
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	2,211
Cost capitalized subsequent to acquisition	4,468
Gross amount carried at close of current period (1) (2)	6,679
Accumulated depreciation at close of current period (1) (2)	711
140 Oxmoor Ct, Birmingham, Alabama | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,322
Cost capitalized subsequent to acquisition	800
Gross amount carried at close of current period (1) (2)	2,122
Accumulated depreciation at close of current period (1) (2)	737
140 Oxmoor Ct, Birmingham, Alabama | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1420 North Fiesta Blvd, Gilbert, Arizona | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,637
Cost capitalized subsequent to acquisition	2,539
Gross amount carried at close of current period (1) (2)	4,176
Accumulated depreciation at close of current period (1) (2)	1,082
1420 North Fiesta Blvd, Gilbert, Arizona | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2955 S. 18th Place, Phoenix, Arizona | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	12,178
Cost capitalized subsequent to acquisition	2,546
Gross amount carried at close of current period (1) (2)	14,724
Accumulated depreciation at close of current period (1) (2)	2,762
2955 S. 18th Place, Phoenix, Arizona | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4449 South 36th St, Phoenix, Arizona | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,305
Cost capitalized subsequent to acquisition	514
Gross amount carried at close of current period (1) (2)	7,819
Accumulated depreciation at close of current period (1) (2)	3,774
4449 South 36th St, Phoenix, Arizona | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3381 East Global Loop, Tucson, Arizona | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,622
Cost capitalized subsequent to acquisition	3,322
Gross amount carried at close of current period (1) (2)	4,944
Accumulated depreciation at close of current period (1) (2)	1,993
3381 East Global Loop, Tucson, Arizona | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
200 Madrone Way, Felton, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	760
Cost capitalized subsequent to acquisition	633
Gross amount carried at close of current period (1) (2)	1,393
Accumulated depreciation at close of current period (1) (2)	471
200 Madrone Way, Felton, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
13379 Jurupa Ave, Fontana, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	10,472
Cost capitalized subsequent to acquisition	7,200
Gross amount carried at close of current period (1) (2)	17,672
Accumulated depreciation at close of current period (1) (2)	6,604
13379 Jurupa Ave, Fontana, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
600 Burning Tree Rd, Fullerton, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,762
Cost capitalized subsequent to acquisition	1,558
Gross amount carried at close of current period (1) (2)	6,320
Accumulated depreciation at close of current period (1) (2)	2,183
600 Burning Tree Rd, Fullerton, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5086 4th St, Irwindale, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,800
Cost capitalized subsequent to acquisition	2,091
Gross amount carried at close of current period (1) (2)	8,891
Accumulated depreciation at close of current period (1) (2)	2,470
5086 4th St, Irwindale, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6933 Preston Ave, Livermore, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	14,585
Cost capitalized subsequent to acquisition	12,497
Gross amount carried at close of current period (1) (2)	27,082
Accumulated depreciation at close of current period (1) (2)	5,694
6933 Preston Ave, Livermore, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1006 North Mansfield, Los Angeles, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	749
Gross amount carried at close of current period (1) (2)	749
Accumulated depreciation at close of current period (1) (2)	16
1006 North Mansfield, Los Angeles, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1025 North Highland Ave, Los Angeles, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	10,168
Cost capitalized subsequent to acquisition	17,842
Gross amount carried at close of current period (1) (2)	28,010
Accumulated depreciation at close of current period (1) (2)	9,174
1025 North Highland Ave, Los Angeles, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1350 West Grand Ave, Oakland, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	15,172
Cost capitalized subsequent to acquisition	4,629
Gross amount carried at close of current period (1) (2)	19,801
Accumulated depreciation at close of current period (1) (2)	12,476
1350 West Grand Ave, Oakland, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1760 North Saint Thomas Circle, Orange, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,576
Gross amount carried at close of current period (1) (2)	4,576
Accumulated depreciation at close of current period (1) (2)	1,286
1760 North Saint Thomas Circle, Orange, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8700 Mercury Lane, Pico Rivera, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	27,957
Cost capitalized subsequent to acquisition	67
Gross amount carried at close of current period (1) (2)	28,024
Accumulated depreciation at close of current period (1) (2)	5,811
8700 Mercury Lane, Pico Rivera, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8661 Kerns St, San Diego, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	10,512
Cost capitalized subsequent to acquisition	6,641
Gross amount carried at close of current period (1) (2)	17,153
Accumulated depreciation at close of current period (1) (2)	4,747
8661 Kerns St, San Diego, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1915 South Grand Ave, Santa Ana, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,420
Cost capitalized subsequent to acquisition	1,095
Gross amount carried at close of current period (1) (2)	4,515
Accumulated depreciation at close of current period (1) (2)	1,459
1915 South Grand Ave, Santa Ana, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2680 Sequoia Dr, South Gate, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,329
Cost capitalized subsequent to acquisition	2,104
Gross amount carried at close of current period (1) (2)	8,433
Accumulated depreciation at close of current period (1) (2)	3,222
2680 Sequoia Dr, South Gate, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
111 Uranium Drive, Sunnyvale, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	9,645
Cost capitalized subsequent to acquisition	4,919
Gross amount carried at close of current period (1) (2)	14,564
Accumulated depreciation at close of current period (1) (2)	3,102
111 Uranium Drive, Sunnyvale, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
25250 South Schulte Rd, Tracy, California | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,049
Cost capitalized subsequent to acquisition	1,615
Gross amount carried at close of current period (1) (2)	4,664
Accumulated depreciation at close of current period (1) (2)	1,354
25250 South Schulte Rd, Tracy, California | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3576 N. Moline, Aurora, Colorado | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,583
Cost capitalized subsequent to acquisition	1,827
Gross amount carried at close of current period (1) (2)	3,410
Accumulated depreciation at close of current period (1) (2)	1,066
3576 N. Moline, Aurora, Colorado | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
North Stone Ave, Colorado Springs, Colorado | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	761
Cost capitalized subsequent to acquisition	2,671
Gross amount carried at close of current period (1) (2)	3,432
Accumulated depreciation at close of current period (1) (2)	1,174
North Stone Ave, Colorado Springs, Colorado | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
11333 E 53rd Ave, Denver, Colorado | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,403
Cost capitalized subsequent to acquisition	9,807
Gross amount carried at close of current period (1) (2)	17,210
Accumulated depreciation at close of current period (1) (2)	6,187
11333 E 53rd Ave, Denver, Colorado | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5151 E. 46th Ave, Denver, Colorado | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,312
Gross amount carried at close of current period (1) (2)	6,312
Accumulated depreciation at close of current period (1) (2)	569
5151 E. 46th Ave, Denver, Colorado | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
20 Eastern Park Rd, East Hartford, Connecticut | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,417
Cost capitalized subsequent to acquisition	1,180
Gross amount carried at close of current period (1) (2)	8,597
Accumulated depreciation at close of current period (1) (2)	5,044
20 Eastern Park Rd, East Hartford, Connecticut | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Bennett Rd, Suffield, Connecticut | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	1,768
Cost capitalized subsequent to acquisition	672
Gross amount carried at close of current period (1) (2)	2,440
Accumulated depreciation at close of current period (1) (2)	967
Bennett Rd, Suffield, Connecticut | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Kennedy Road, Windsor, Connecticut | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	10,447
Cost capitalized subsequent to acquisition	29,062
Gross amount carried at close of current period (1) (2)	39,509
Accumulated depreciation at close of current period (1) (2)	12,790
Kennedy Road, Windsor, Connecticut | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
293 Ella Grasso Rd, Windsor Locks, Connecticut | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,021
Cost capitalized subsequent to acquisition	1,274
Gross amount carried at close of current period (1) (2)	5,295
Accumulated depreciation at close of current period (1) (2)	2,120
293 Ella Grasso Rd, Windsor Locks, Connecticut | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
150-200 Todds Ln, Wilmington, Delaware | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,226
Cost capitalized subsequent to acquisition	843
Gross amount carried at close of current period (1) (2)	8,069
Accumulated depreciation at close of current period (1) (2)	4,157
150-200 Todds Ln, Wilmington, Delaware | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
13280 Vantage Way, Jacksonville, Florida | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,853
Cost capitalized subsequent to acquisition	192
Gross amount carried at close of current period (1) (2)	2,045
Accumulated depreciation at close of current period (1) (2)	619
13280 Vantage Way, Jacksonville, Florida | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
12855 Starkey Rd, Largo, Florida | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,293
Cost capitalized subsequent to acquisition	2,392
Gross amount carried at close of current period (1) (2)	5,685
Accumulated depreciation at close of current period (1) (2)	2,192
12855 Starkey Rd, Largo, Florida | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
10002 Satellite Blvd, Orlando, Florida | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,927
Cost capitalized subsequent to acquisition	245
Gross amount carried at close of current period (1) (2)	2,172
Accumulated depreciation at close of current period (1) (2)	631
10002 Satellite Blvd, Orlando, Florida | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3501 Electronics Way, West Palm Beach, Florida | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,201
Cost capitalized subsequent to acquisition	12,708
Gross amount carried at close of current period (1) (2)	16,909
Accumulated depreciation at close of current period (1) (2)	3,978
3501 Electronics Way, West Palm Beach, Florida | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1890 MacArthur Blvd, Atlanta, Georgia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,786
Cost capitalized subsequent to acquisition	620
Gross amount carried at close of current period (1) (2)	2,406
Accumulated depreciation at close of current period (1) (2)	778
1890 MacArthur Blvd, Atlanta, Georgia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3881 Old Gordon Rd, Atlanta, Georgia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,185
Cost capitalized subsequent to acquisition	291
Gross amount carried at close of current period (1) (2)	1,476
Accumulated depreciation at close of current period (1) (2)	677
3881 Old Gordon Rd, Atlanta, Georgia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5319 Tulane Drive SW, Atlanta, Georgia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,808
Cost capitalized subsequent to acquisition	3,131
Gross amount carried at close of current period (1) (2)	5,939
Accumulated depreciation at close of current period (1) (2)	1,846
5319 Tulane Drive SW, Atlanta, Georgia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3150 Nifda Dr, Smyrna, Georgia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	463
Cost capitalized subsequent to acquisition	640
Gross amount carried at close of current period (1) (2)	1,103
Accumulated depreciation at close of current period (1) (2)	551
3150 Nifda Dr, Smyrna, Georgia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1301 S. Rockwell St, Chicago, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,947
Cost capitalized subsequent to acquisition	18,461
Gross amount carried at close of current period (1) (2)	26,408
Accumulated depreciation at close of current period (1) (2)	11,484
1301 S. Rockwell St, Chicago, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2211 W. Pershing Rd, Chicago, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,264
Cost capitalized subsequent to acquisition	12,850
Gross amount carried at close of current period (1) (2)	17,114
Accumulated depreciation at close of current period (1) (2)	5,639
2211 W. Pershing Rd, Chicago, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2425 South Halsted St, Chicago, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,470
Cost capitalized subsequent to acquisition	925
Gross amount carried at close of current period (1) (2)	8,395
Accumulated depreciation at close of current period (1) (2)	3,098
2425 South Halsted St, Chicago, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2604 West 13th St, Chicago, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	404
Cost capitalized subsequent to acquisition	2,670
Gross amount carried at close of current period (1) (2)	3,074
Accumulated depreciation at close of current period (1) (2)	2,111
2604 West 13th St, Chicago, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2255 Pratt Blvd, Elk Grove, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,989
Cost capitalized subsequent to acquisition	3,622
Gross amount carried at close of current period (1) (2)	5,611
Accumulated depreciation at close of current period (1) (2)	741
2255 Pratt Blvd, Elk Grove, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4175 Chandler Dr Opus No. Corp, Hanover Park, Illinois | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	22,048
Cost capitalized subsequent to acquisition	17
Gross amount carried at close of current period (1) (2)	22,065
Accumulated depreciation at close of current period (1) (2)	5,838
4175 Chandler Dr Opus No. Corp, Hanover Park, Illinois | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6120 Churchman Bypass, Indianapolis, Indiana | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,827
Cost capitalized subsequent to acquisition	7,761
Gross amount carried at close of current period (1) (2)	12,588
Accumulated depreciation at close of current period (1) (2)	4,013
6120 Churchman Bypass, Indianapolis, Indiana | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6090 NE 14th Street, Des Moines, Iowa | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	622
Cost capitalized subsequent to acquisition	313
Gross amount carried at close of current period (1) (2)	935
Accumulated depreciation at close of current period (1) (2)	247
6090 NE 14th Street, Des Moines, Iowa | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
South 7th St, Louisville, Kentucky | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	4
Initial cost to Company	709
Cost capitalized subsequent to acquisition	8,166
Gross amount carried at close of current period (1) (2)	8,875
Accumulated depreciation at close of current period (1) (2)	2,760
South 7th St, Louisville, Kentucky | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
900 Distributors Row, New Orleans, Louisiana | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,607
Cost capitalized subsequent to acquisition	816
Gross amount carried at close of current period (1) (2)	8,423
Accumulated depreciation at close of current period (1) (2)	4,794
900 Distributors Row, New Orleans, Louisiana | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1274 Commercial Drive, Port Allen, Louisiana | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,680
Cost capitalized subsequent to acquisition	3,133
Gross amount carried at close of current period (1) (2)	5,813
Accumulated depreciation at close of current period (1) (2)	1,866
1274 Commercial Drive, Port Allen, Louisiana | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8928 McGaw Ct, Columbia, Maryland | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,198
Cost capitalized subsequent to acquisition	5,511
Gross amount carried at close of current period (1) (2)	7,709
Accumulated depreciation at close of current period (1) (2)	2,130
8928 McGaw Ct, Columbia, Maryland | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
10641 Iron Bridge Rd, Jessup, Maryland | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,782
Cost capitalized subsequent to acquisition	689
Gross amount carried at close of current period (1) (2)	4,471
Accumulated depreciation at close of current period (1) (2)	1,831
10641 Iron Bridge Rd, Jessup, Maryland | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8275 Patuxent Range Rd, Jessup, Maryland | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	10,105
Cost capitalized subsequent to acquisition	7,181
Gross amount carried at close of current period (1) (2)	17,286
Accumulated depreciation at close of current period (1) (2)	7,003
8275 Patuxent Range Rd, Jessup, Maryland | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
96 High St, Billerica, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,221
Cost capitalized subsequent to acquisition	3,776
Gross amount carried at close of current period (1) (2)	6,997
Accumulated depreciation at close of current period (1) (2)	2,705
96 High St, Billerica, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
120 Hampden St, Boston, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	164
Cost capitalized subsequent to acquisition	420
Gross amount carried at close of current period (1) (2)	584
Accumulated depreciation at close of current period (1) (2)	388
120 Hampden St, Boston, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
32 George St, Boston, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,820
Cost capitalized subsequent to acquisition	5,067
Gross amount carried at close of current period (1) (2)	6,887
Accumulated depreciation at close of current period (1) (2)	4,451
32 George St, Boston, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3435 Sharps Lot Rd, Dighton, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,911
Cost capitalized subsequent to acquisition	514
Gross amount carried at close of current period (1) (2)	2,425
Accumulated depreciation at close of current period (1) (2)	1,728
3435 Sharps Lot Rd, Dighton, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
77 Constitution Boulevard, Franklin, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,413
Cost capitalized subsequent to acquisition	48
Gross amount carried at close of current period (1) (2)	5,461
Accumulated depreciation at close of current period (1) (2)	43
77 Constitution Boulevard, Franklin, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
216 Canal St, Lawrence, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,298
Cost capitalized subsequent to acquisition	975
Gross amount carried at close of current period (1) (2)	2,273
Accumulated depreciation at close of current period (1) (2)	902
216 Canal St, Lawrence, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Bearfoot Road, Northboro, Massachusetts | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	55,923
Cost capitalized subsequent to acquisition	18,343
Gross amount carried at close of current period (1) (2)	74,266
Accumulated depreciation at close of current period (1) (2)	27,786
Bearfoot Road, Northboro, Massachusetts | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6601 Sterling Dr South, Sterling Heights, Michigan | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,294
Cost capitalized subsequent to acquisition	1,048
Gross amount carried at close of current period (1) (2)	2,342
Accumulated depreciation at close of current period (1) (2)	925
6601 Sterling Dr South, Sterling Heights, Michigan | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1985 Bart Ave, Warren, Michigan | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,802
Cost capitalized subsequent to acquisition	314
Gross amount carried at close of current period (1) (2)	2,116
Accumulated depreciation at close of current period (1) (2)	784
1985 Bart Ave, Warren, Michigan | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Wahl Court, Warren, Michigan | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	3,426
Cost capitalized subsequent to acquisition	2,253
Gross amount carried at close of current period (1) (2)	5,679
Accumulated depreciation at close of current period (1) (2)	2,876
Wahl Court, Warren, Michigan | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
31155 Wixom Rd, Wixom, Michigan | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,000
Cost capitalized subsequent to acquisition	1,142
Gross amount carried at close of current period (1) (2)	5,142
Accumulated depreciation at close of current period (1) (2)	1,906
31155 Wixom Rd, Wixom, Michigan | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3140 Ryder Trail South, Earth City, Missouri | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,072
Cost capitalized subsequent to acquisition	2,796
Gross amount carried at close of current period (1) (2)	5,868
Accumulated depreciation at close of current period (1) (2)	1,414
3140 Ryder Trail South, Earth City, Missouri | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Leavenworth St/18th St, Omaha, Nebraska | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	2,924
Cost capitalized subsequent to acquisition	10,273
Gross amount carried at close of current period (1) (2)	13,197
Accumulated depreciation at close of current period (1) (2)	3,945
Leavenworth St/18th St, Omaha, Nebraska | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4105 North Lamb Blvd, Las Vegas, Nevada | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,430
Cost capitalized subsequent to acquisition	8,614
Gross amount carried at close of current period (1) (2)	12,044
Accumulated depreciation at close of current period (1) (2)	3,773
4105 North Lamb Blvd, Las Vegas, Nevada | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
17 Hydro Plant Rd, Milton, New Hampshire | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,179
Cost capitalized subsequent to acquisition	4,015
Gross amount carried at close of current period (1) (2)	10,194
Accumulated depreciation at close of current period (1) (2)	4,739
17 Hydro Plant Rd, Milton, New Hampshire | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Kimberly Rd, East Brunsick, New Jersey | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	22,105
Cost capitalized subsequent to acquisition	5,094
Gross amount carried at close of current period (1) (2)	27,199
Accumulated depreciation at close of current period (1) (2)	10,184
Kimberly Rd, East Brunsick, New Jersey | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1189 Magnolia Ave, Elizabeth, New Jersey | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,278
Cost capitalized subsequent to acquisition	2,102
Gross amount carried at close of current period (1) (2)	3,380
Accumulated depreciation at close of current period (1) (2)	1,310
1189 Magnolia Ave, Elizabeth, New Jersey | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
811 Route 33, Freehold, New Jersey | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	38,697
Cost capitalized subsequent to acquisition	49,849
Gross amount carried at close of current period (1) (2)	88,546
Accumulated depreciation at close of current period (1) (2)	34,649
811 Route 33, Freehold, New Jersey | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
650 Howard Avenue, Somerset, New Jersey | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,585
Cost capitalized subsequent to acquisition	11,303
Gross amount carried at close of current period (1) (2)	14,888
Accumulated depreciation at close of current period (1) (2)	3,291
650 Howard Avenue, Somerset, New Jersey | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
555 Gallatin Place, Albuquerque, New Mexico | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,083
Cost capitalized subsequent to acquisition	377
Gross amount carried at close of current period (1) (2)	4,460
Accumulated depreciation at close of current period (1) (2)	1,773
555 Gallatin Place, Albuquerque, New Mexico | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
7500 Los Volcanes Rd NW, Albuquerque, New Mexico | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,801
Cost capitalized subsequent to acquisition	1,791
Gross amount carried at close of current period (1) (2)	4,592
Accumulated depreciation at close of current period (1) (2)	1,944
7500 Los Volcanes Rd NW, Albuquerque, New Mexico | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
100 Bailey Ave, Buffalo, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,324
Cost capitalized subsequent to acquisition	9,528
Gross amount carried at close of current period (1) (2)	10,852
Accumulated depreciation at close of current period (1) (2)	4,252
100 Bailey Ave, Buffalo, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
64 Leone Ln, Chester, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,086
Cost capitalized subsequent to acquisition	1,047
Gross amount carried at close of current period (1) (2)	6,133
Accumulated depreciation at close of current period (1) (2)	2,771
64 Leone Ln, Chester, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1368 County Rd 8, Farmington, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,611
Cost capitalized subsequent to acquisition	4,411
Gross amount carried at close of current period (1) (2)	7,022
Accumulated depreciation at close of current period (1) (2)	3,240
1368 County Rd 8, Farmington, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
County Rd 10, Linlithgo, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	102
Cost capitalized subsequent to acquisition	2,878
Gross amount carried at close of current period (1) (2)	2,980
Accumulated depreciation at close of current period (1) (2)	899
County Rd 10, Linlithgo, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
77 Seaview Blvd, N. Hempstead, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,719
Cost capitalized subsequent to acquisition	1,294
Gross amount carried at close of current period (1) (2)	7,013
Accumulated depreciation at close of current period (1) (2)	1,648
77 Seaview Blvd, N. Hempstead, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
37 Hurds Corner Road, Pawling, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,323
Cost capitalized subsequent to acquisition	443
Gross amount carried at close of current period (1) (2)	4,766
Accumulated depreciation at close of current period (1) (2)	1,383
37 Hurds Corner Road, Pawling, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Ulster Ave/Route 9W, Port Ewen, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	23,137
Cost capitalized subsequent to acquisition	7,222
Gross amount carried at close of current period (1) (2)	30,359
Accumulated depreciation at close of current period (1) (2)	17,537
Ulster Ave/Route 9W, Port Ewen, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Binnewater Rd, Rosendale, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	5,142
Cost capitalized subsequent to acquisition	9,291
Gross amount carried at close of current period (1) (2)	14,433
Accumulated depreciation at close of current period (1) (2)	3,861
Binnewater Rd, Rosendale, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
220 Wavel St, Syracuse, New York | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,929
Cost capitalized subsequent to acquisition	1,983
Gross amount carried at close of current period (1) (2)	4,912
Accumulated depreciation at close of current period (1) (2)	2,153
220 Wavel St, Syracuse, New York | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
14500 Weston Pkwy, Cary, North Carolina | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,880
Cost capitalized subsequent to acquisition	1,619
Gross amount carried at close of current period (1) (2)	3,499
Accumulated depreciation at close of current period (1) (2)	1,205
14500 Weston Pkwy, Cary, North Carolina | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1034 Hulbert Ave, Cincinnati, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	786
Cost capitalized subsequent to acquisition	794
Gross amount carried at close of current period (1) (2)	1,580
Accumulated depreciation at close of current period (1) (2)	659
1034 Hulbert Ave, Cincinnati, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1275 East 40th, Cleveland, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,129
Cost capitalized subsequent to acquisition	354
Gross amount carried at close of current period (1) (2)	3,483
Accumulated depreciation at close of current period (1) (2)	1,487
1275 East 40th, Cleveland, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
7208 Euclid Avenue, Cleveland, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,336
Cost capitalized subsequent to acquisition	2,404
Gross amount carried at close of current period (1) (2)	5,740
Accumulated depreciation at close of current period (1) (2)	2,002
7208 Euclid Avenue, Cleveland, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4260 Tuller Ridge Rd, Dublin, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,030
Cost capitalized subsequent to acquisition	1,538
Gross amount carried at close of current period (1) (2)	2,568
Accumulated depreciation at close of current period (1) (2)	1,123
4260 Tuller Ridge Rd, Dublin, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2120 Buzick Drive, Obetz, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,317
Cost capitalized subsequent to acquisition	12,715
Gross amount carried at close of current period (1) (2)	17,032
Accumulated depreciation at close of current period (1) (2)	4,534
2120 Buzick Drive, Obetz, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
302 South Byrne Rd, Toledo, Ohio | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	602
Cost capitalized subsequent to acquisition	804
Gross amount carried at close of current period (1) (2)	1,406
Accumulated depreciation at close of current period (1) (2)	431
302 South Byrne Rd, Toledo, Ohio | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
7530 N. Leadbetter Road, Portland, Oregon | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,187
Cost capitalized subsequent to acquisition	1,813
Gross amount carried at close of current period (1) (2)	7,000
Accumulated depreciation at close of current period (1) (2)	3,214
7530 N. Leadbetter Road, Portland, Oregon | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Branchton Rd, Boyers, Pennsylvania | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	21,166
Cost capitalized subsequent to acquisition	122,202
Gross amount carried at close of current period (1) (2)	143,368
Accumulated depreciation at close of current period (1) (2)	26,668
Branchton Rd, Boyers, Pennsylvania | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1201 Freedom Rd, Cranberry Township, Pennsylvania | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,057
Cost capitalized subsequent to acquisition	11,953
Gross amount carried at close of current period (1) (2)	13,010
Accumulated depreciation at close of current period (1) (2)	4,698
1201 Freedom Rd, Cranberry Township, Pennsylvania | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
800 Carpenters Crossings, Folcroft, Pennsylvania | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,457
Cost capitalized subsequent to acquisition	853
Gross amount carried at close of current period (1) (2)	3,310
Accumulated depreciation at close of current period (1) (2)	1,513
800 Carpenters Crossings, Folcroft, Pennsylvania | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
36 Great Valley Pkwy, Malvern, Pennsylvania | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,397
Cost capitalized subsequent to acquisition	6,421
Gross amount carried at close of current period (1) (2)	8,818
Accumulated depreciation at close of current period (1) (2)	2,641
36 Great Valley Pkwy, Malvern, Pennsylvania | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Henderson Dr/Elmwood Ave, Sharon Hill, Pennsylvania | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	24,153
Cost capitalized subsequent to acquisition	9,562
Gross amount carried at close of current period (1) (2)	33,715
Accumulated depreciation at close of current period (1) (2)	12,690
Henderson Dr/Elmwood Ave, Sharon Hill, Pennsylvania | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Las Flores Industrial Park, Rio Grande, Puerto Rico | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,185
Cost capitalized subsequent to acquisition	3,225
Gross amount carried at close of current period (1) (2)	7,410
Accumulated depreciation at close of current period (1) (2)	2,986
Las Flores Industrial Park, Rio Grande, Puerto Rico | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
24 Snake Hill Road, Chepachet, Rhode Island | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,659
Cost capitalized subsequent to acquisition	1,995
Gross amount carried at close of current period (1) (2)	4,654
Accumulated depreciation at close of current period (1) (2)	1,955
24 Snake Hill Road, Chepachet, Rhode Island | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Mitchell Street, Knoxville, Tennessee | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	718
Cost capitalized subsequent to acquisition	3,752
Gross amount carried at close of current period (1) (2)	4,470
Accumulated depreciation at close of current period (1) (2)	1,053
Mitchell Street, Knoxville, Tennessee | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
415 Brick Church Park Dr, Nashville, Tennessee | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,312
Cost capitalized subsequent to acquisition	3,681
Gross amount carried at close of current period (1) (2)	5,993
Accumulated depreciation at close of current period (1) (2)	2,691
415 Brick Church Park Dr, Nashville, Tennessee | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6005 Dana Way, Nashville, Tennessee | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	1,827
Cost capitalized subsequent to acquisition	1,802
Gross amount carried at close of current period (1) (2)	3,629
Accumulated depreciation at close of current period (1) (2)	1,142
6005 Dana Way, Nashville, Tennessee | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
11406 Metric Blvd, Austin, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,489
Cost capitalized subsequent to acquisition	1,725
Gross amount carried at close of current period (1) (2)	7,214
Accumulated depreciation at close of current period (1) (2)	3,025
11406 Metric Blvd, Austin, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6600 Metropolis Drive, Austin, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,519
Cost capitalized subsequent to acquisition	242
Gross amount carried at close of current period (1) (2)	4,761
Accumulated depreciation at close of current period (1) (2)	531
6600 Metropolis Drive, Austin, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1800 Columbian Club Dr, Carrollton, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	19,673
Cost capitalized subsequent to acquisition	64
Gross amount carried at close of current period (1) (2)	19,737
Accumulated depreciation at close of current period (1) (2)	6,020
1800 Columbian Club Dr, Carrollton, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1905 John Connally Dr, Carrollton, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,174
Cost capitalized subsequent to acquisition	394
Gross amount carried at close of current period (1) (2)	2,568
Accumulated depreciation at close of current period (1) (2)	960
1905 John Connally Dr, Carrollton, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Alma St, Dallas, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	3,431
Cost capitalized subsequent to acquisition	1,297
Gross amount carried at close of current period (1) (2)	4,728
Accumulated depreciation at close of current period (1) (2)	2,020
Alma St, Dallas, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
13425 Branchview Ln, Dallas, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,518
Cost capitalized subsequent to acquisition	3,237
Gross amount carried at close of current period (1) (2)	6,755
Accumulated depreciation at close of current period (1) (2)	3,099
13425 Branchview Ln, Dallas, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Cockrell Ave, Dallas, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	3,950
Cost capitalized subsequent to acquisition	1,914
Gross amount carried at close of current period (1) (2)	5,864
Accumulated depreciation at close of current period (1) (2)	2,652
Cockrell Ave, Dallas, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1819 S. Lamar St, Dallas, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,215
Cost capitalized subsequent to acquisition	596
Gross amount carried at close of current period (1) (2)	3,811
Accumulated depreciation at close of current period (1) (2)	1,849
1819 S. Lamar St, Dallas, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2000 Robotics Place Suite B, Fort Worth, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,328
Cost capitalized subsequent to acquisition	450
Gross amount carried at close of current period (1) (2)	5,778
Accumulated depreciation at close of current period (1) (2)	2,051
2000 Robotics Place Suite B, Fort Worth, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1202 Ave R, Grand Prairie, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	8,354
Cost capitalized subsequent to acquisition	1,660
Gross amount carried at close of current period (1) (2)	10,014
Accumulated depreciation at close of current period (1) (2)	4,245
1202 Ave R, Grand Prairie, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
15333 Hempstead Hwy, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	6,327
Cost capitalized subsequent to acquisition	33,410
Gross amount carried at close of current period (1) (2)	39,737
Accumulated depreciation at close of current period (1) (2)	5,615
15333 Hempstead Hwy, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
2600 Center Street, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,840
Cost capitalized subsequent to acquisition	1,335
Gross amount carried at close of current period (1) (2)	4,175
Accumulated depreciation at close of current period (1) (2)	1,870
2600 Center Street, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3502 Bissonnet St, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,687
Cost capitalized subsequent to acquisition	178
Gross amount carried at close of current period (1) (2)	7,865
Accumulated depreciation at close of current period (1) (2)	5,062
3502 Bissonnet St, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5249 Glenmont Ave, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,467
Cost capitalized subsequent to acquisition	1,775
Gross amount carried at close of current period (1) (2)	5,242
Accumulated depreciation at close of current period (1) (2)	1,786
5249 Glenmont Ave, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5707 Chimney Rock, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,032
Cost capitalized subsequent to acquisition	916
Gross amount carried at close of current period (1) (2)	1,948
Accumulated depreciation at close of current period (1) (2)	746
5707 Chimney Rock, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5757 Royalton Dr, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,795
Cost capitalized subsequent to acquisition	863
Gross amount carried at close of current period (1) (2)	2,658
Accumulated depreciation at close of current period (1) (2)	864
5757 Royalton Dr, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6203 Bingle Rd, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,188
Cost capitalized subsequent to acquisition	10,845
Gross amount carried at close of current period (1) (2)	14,033
Accumulated depreciation at close of current period (1) (2)	6,609
6203 Bingle Rd, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
9601 West Tidwell, Houston, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,680
Cost capitalized subsequent to acquisition	486
Gross amount carried at close of current period (1) (2)	2,166
Accumulated depreciation at close of current period (1) (2)	756
9601 West Tidwell, Houston, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1235 North Union Bower, Irving, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,574
Cost capitalized subsequent to acquisition	960
Gross amount carried at close of current period (1) (2)	2,534
Accumulated depreciation at close of current period (1) (2)	944
1235 North Union Bower, Irving, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
15300 FM 1825, Pflugerville, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	3,811
Cost capitalized subsequent to acquisition	7,381
Gross amount carried at close of current period (1) (2)	11,192
Accumulated depreciation at close of current period (1) (2)	2,991
15300 FM 1825, Pflugerville, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
929 South Medina St, San Antonio, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,883
Cost capitalized subsequent to acquisition	1,079
Gross amount carried at close of current period (1) (2)	4,962
Accumulated depreciation at close of current period (1) (2)	1,901
929 South Medina St, San Antonio, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
930 Avenue B, San Antonio, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	393
Cost capitalized subsequent to acquisition	171
Gross amount carried at close of current period (1) (2)	564
Accumulated depreciation at close of current period (1) (2)	153
930 Avenue B, San Antonio, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
931 North Broadway, San Antonio, Texas | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,526
Cost capitalized subsequent to acquisition	759
Gross amount carried at close of current period (1) (2)	4,285
Accumulated depreciation at close of current period (1) (2)	2,142
931 North Broadway, San Antonio, Texas | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1665 S. 5350 West, Salt Lake City, Utah | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,239
Cost capitalized subsequent to acquisition	2,361
Gross amount carried at close of current period (1) (2)	8,600
Accumulated depreciation at close of current period (1) (2)	3,524
1665 S. 5350 West, Salt Lake City, Utah | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
11052 Lakeridge Pkwy, Ashland, Virginia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,709
Cost capitalized subsequent to acquisition	1,813
Gross amount carried at close of current period (1) (2)	3,522
Accumulated depreciation at close of current period (1) (2)	1,197
11052 Lakeridge Pkwy, Ashland, Virginia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4555 Progress Road, Norfolk, Virginia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,527
Cost capitalized subsequent to acquisition	209
Gross amount carried at close of current period (1) (2)	6,736
Accumulated depreciation at close of current period (1) (2)	1,922
4555 Progress Road, Norfolk, Virginia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
7700-7730 Southern Dr, Springfield, Virginia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	14,167
Cost capitalized subsequent to acquisition	1,813
Gross amount carried at close of current period (1) (2)	15,980
Accumulated depreciation at close of current period (1) (2)	7,835
7700-7730 Southern Dr, Springfield, Virginia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8001 Research Way, Springfield, Virginia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,230
Cost capitalized subsequent to acquisition	2,309
Gross amount carried at close of current period (1) (2)	7,539
Accumulated depreciation at close of current period (1) (2)	2,119
8001 Research Way, Springfield, Virginia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
22445 Randolph Dr, Sterling, Virginia | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,598
Cost capitalized subsequent to acquisition	3,647
Gross amount carried at close of current period (1) (2)	11,245
Accumulated depreciation at close of current period (1) (2)	4,324
22445 Randolph Dr, Sterling, Virginia | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
307 South 140th St, Burien, Washington | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,078
Cost capitalized subsequent to acquisition	2,062
Gross amount carried at close of current period (1) (2)	4,140
Accumulated depreciation at close of current period (1) (2)	1,653
307 South 140th St, Burien, Washington | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8908 W. Hallett Rd, Cheney, Washington | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	510
Cost capitalized subsequent to acquisition	3,915
Gross amount carried at close of current period (1) (2)	4,425
Accumulated depreciation at close of current period (1) (2)	1,177
8908 W. Hallett Rd, Cheney, Washington | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
6600 Hardeson Rd, Everett, Washington | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,399
Cost capitalized subsequent to acquisition	3,190
Gross amount carried at close of current period (1) (2)	8,589
Accumulated depreciation at close of current period (1) (2)	2,428
6600 Hardeson Rd, Everett, Washington | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
19826 Russell Rd South, Kent, Washington | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	14,793
Cost capitalized subsequent to acquisition	8,047
Gross amount carried at close of current period (1) (2)	22,840
Accumulated depreciation at close of current period (1) (2)	7,270
19826 Russell Rd South, Kent, Washington | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1201 N. 96th St, Seattle, Washington | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,496
Cost capitalized subsequent to acquisition	1,122
Gross amount carried at close of current period (1) (2)	5,618
Accumulated depreciation at close of current period (1) (2)	2,557
1201 N. 96th St, Seattle, Washington | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
12021 West Bluemound Rd, Wauwatosa, Wisconsin | United States
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,307
Cost capitalized subsequent to acquisition	2,040
Gross amount carried at close of current period (1) (2)	3,347
Accumulated depreciation at close of current period (1) (2)	942
12021 West Bluemound Rd, Wauwatosa, Wisconsin | United States | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
One Command Court, Bedford | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,847
Cost capitalized subsequent to acquisition	4,809
Gross amount carried at close of current period (1) (2)	8,656
Accumulated depreciation at close of current period (1) (2)	2,941
One Command Court, Bedford | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
195 Summerlea Road, Brampton | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,403
Cost capitalized subsequent to acquisition	5,737
Gross amount carried at close of current period (1) (2)	11,140
Accumulated depreciation at close of current period (1) (2)	3,878
195 Summerlea Road, Brampton | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
10 Tilbury Court, Brampton | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	5,007
Cost capitalized subsequent to acquisition	16,195
Gross amount carried at close of current period (1) (2)	21,202
Accumulated depreciation at close of current period (1) (2)	4,284
10 Tilbury Court, Brampton | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8825 Northbrook Court, Burnaby | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	8,091
Cost capitalized subsequent to acquisition	1,448
Gross amount carried at close of current period (1) (2)	9,539
Accumulated depreciation at close of current period (1) (2)	3,560
8825 Northbrook Court, Burnaby | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8088 Glenwood Drive, Burnaby | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,326
Cost capitalized subsequent to acquisition	8,040
Gross amount carried at close of current period (1) (2)	12,366
Accumulated depreciation at close of current period (1) (2)	3,170
8088 Glenwood Drive, Burnaby | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
5811 26th Street S.E., Calgary | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	14,658
Cost capitalized subsequent to acquisition	10,383
Gross amount carried at close of current period (1) (2)	25,041
Accumulated depreciation at close of current period (1) (2)	8,384
5811 26th Street S.E., Calgary | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3905 - 101 Street, Edmonton | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,020
Cost capitalized subsequent to acquisition	829
Gross amount carried at close of current period (1) (2)	2,849
Accumulated depreciation at close of current period (1) (2)	1,223
3905 - 101 Street, Edmonton | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
3005 Boul. Jean-Baptiste Deschamps, Lachine | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,751
Cost capitalized subsequent to acquisition	453
Gross amount carried at close of current period (1) (2)	3,204
Accumulated depreciation at close of current period (1) (2)	1,097
3005 Boul. Jean-Baptiste Deschamps, Lachine | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1655 Fleetwood, Laval | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	8,196
Cost capitalized subsequent to acquisition	16,495
Gross amount carried at close of current period (1) (2)	24,691
Accumulated depreciation at close of current period (1) (2)	9,062
1655 Fleetwood, Laval | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
4005 Richelieu, Montreal | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,800
Cost capitalized subsequent to acquisition	1,343
Gross amount carried at close of current period (1) (2)	3,143
Accumulated depreciation at close of current period (1) (2)	1,183
4005 Richelieu, Montreal | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1209 Algoma Rd, Ottawa | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,059
Cost capitalized subsequent to acquisition	6,759
Gross amount carried at close of current period (1) (2)	7,818
Accumulated depreciation at close of current period (1) (2)	2,836
1209 Algoma Rd, Ottawa | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
1650 Comstock Rd, Ottawa | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,691
Cost capitalized subsequent to acquisition	2,697
Gross amount carried at close of current period (1) (2)	10,388
Accumulated depreciation at close of current period (1) (2)	2,113
1650 Comstock Rd, Ottawa | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
235 Edson Street, Saskatoon | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	829
Cost capitalized subsequent to acquisition	1,562
Gross amount carried at close of current period (1) (2)	2,391
Accumulated depreciation at close of current period (1) (2)	549
235 Edson Street, Saskatoon | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
640 Coronation Drive, Scarborough | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,853
Cost capitalized subsequent to acquisition	1,023
Gross amount carried at close of current period (1) (2)	2,876
Accumulated depreciation at close of current period (1) (2)	964
640 Coronation Drive, Scarborough | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
610 Sprucewood Ave, Windsor | Canada
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,243
Cost capitalized subsequent to acquisition	537
Gross amount carried at close of current period (1) (2)	1,780
Accumulated depreciation at close of current period (1) (2)	416
610 Sprucewood Ave, Windsor | Canada | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Gewerbeparkstr. 3, Vienna, Austria | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,542
Cost capitalized subsequent to acquisition	1,777
Gross amount carried at close of current period (1) (2)	8,319
Accumulated depreciation at close of current period (1) (2)	1,260
Gewerbeparkstr. 3, Vienna, Austria | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Woluwelaan 147, Diegem, Belgium | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,541
Cost capitalized subsequent to acquisition	4,975
Gross amount carried at close of current period (1) (2)	7,516
Accumulated depreciation at close of current period (1) (2)	2,504
Woluwelaan 147, Diegem, Belgium | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Jeumont-Schneider, Champagne Sur Seine, France | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	1,750
Cost capitalized subsequent to acquisition	1,551
Gross amount carried at close of current period (1) (2)	3,301
Accumulated depreciation at close of current period (1) (2)	1,231
Jeumont-Schneider, Champagne Sur Seine, France | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
ZI des Sables, Morangis, France | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Encumbrances	2,235
Initial cost to Company	12,407
Gross amount carried at close of current period (1) (2)	12,407
Accumulated depreciation at close of current period (1) (2)	5,830
ZI des Sables, Morangis, France | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Brommer Weg 1, Wipshausen, Germany | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,220
Gross amount carried at close of current period (1) (2)	3,220
Accumulated depreciation at close of current period (1) (2)	1,697
Brommer Weg 1, Wipshausen, Germany | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Warehouse and Offices 4 Springhill, Cork, Ireland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	9,040
Cost capitalized subsequent to acquisition	1,653
Gross amount carried at close of current period (1) (2)	10,693
Accumulated depreciation at close of current period (1) (2)	2,754
Warehouse and Offices 4 Springhill, Cork, Ireland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
17 Crag Terrace, Dublin, Ireland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,818
Cost capitalized subsequent to acquisition	996
Gross amount carried at close of current period (1) (2)	3,814
Accumulated depreciation at close of current period (1) (2)	960
17 Crag Terrace, Dublin, Ireland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Damastown Industrial Park, Dublin, Ireland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	16,034
Cost capitalized subsequent to acquisition	5,781
Gross amount carried at close of current period (1) (2)	21,815
Accumulated depreciation at close of current period (1) (2)	4,210
Damastown Industrial Park, Dublin, Ireland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Howemoss Drive, Aberdeen, Scotland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	6,970
Cost capitalized subsequent to acquisition	7,559
Gross amount carried at close of current period (1) (2)	14,529
Accumulated depreciation at close of current period (1) (2)	3,084
Howemoss Drive, Aberdeen, Scotland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Traquair Road, Innerleithen, Scotland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	113
Cost capitalized subsequent to acquisition	2,497
Gross amount carried at close of current period (1) (2)	2,610
Accumulated depreciation at close of current period (1) (2)	794
Traquair Road, Innerleithen, Scotland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Nettlehill Road, Houston Industrial Estate, Livingston, Scotland | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	11,517
Cost capitalized subsequent to acquisition	29,434
Gross amount carried at close of current period (1) (2)	40,951
Accumulated depreciation at close of current period (1) (2)	14,604
Nettlehill Road, Houston Industrial Estate, Livingston, Scotland | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Av Madrid s/n Poligono Industrial Matillas, Alcala de Henares, Spain | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	186
Gross amount carried at close of current period (1) (2)	186
Av Madrid s/n Poligono Industrial Matillas, Alcala de Henares, Spain | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Calle Bronce, 37, Chiloeches, Spain | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	11,011
Cost capitalized subsequent to acquisition	2,808
Gross amount carried at close of current period (1) (2)	13,819
Accumulated depreciation at close of current period (1) (2)	1,552
Calle Bronce, 37, Chiloeches, Spain | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Ctra M.118 , Km.3 Parcela 3, Madrid, Spain | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,981
Cost capitalized subsequent to acquisition	6,054
Gross amount carried at close of current period (1) (2)	10,035
Accumulated depreciation at close of current period (1) (2)	4,703
Ctra M.118 , Km.3 Parcela 3, Madrid, Spain | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Fundicion 8, Rivas-Vaciamadrid, Spain | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,022
Cost capitalized subsequent to acquisition	2,594
Gross amount carried at close of current period (1) (2)	3,616
Accumulated depreciation at close of current period (1) (2)	1,221
Fundicion 8, Rivas-Vaciamadrid, Spain | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Abanto Ciervava, Spain | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	1,053
Gross amount carried at close of current period (1) (2)	1,053
Accumulated depreciation at close of current period (1) (2)	412
Abanto Ciervava, Spain | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
628 Western Avenue, Acton, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,070
Cost capitalized subsequent to acquisition	87
Gross amount carried at close of current period (1) (2)	2,157
Accumulated depreciation at close of current period (1) (2)	766
628 Western Avenue, Acton, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
65 Egerton Road, Birmingham, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	6,980
Cost capitalized subsequent to acquisition	2,897
Gross amount carried at close of current period (1) (2)	9,877
Accumulated depreciation at close of current period (1) (2)	4,355
65 Egerton Road, Birmingham, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Otterham Quay Lane, Gillingham, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	13
Initial cost to Company	7,418
Cost capitalized subsequent to acquisition	4,874
Gross amount carried at close of current period (1) (2)	12,292
Accumulated depreciation at close of current period (1) (2)	4,730
Otterham Quay Lane, Gillingham, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Pennine Way, Hemel Hempstead, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	10,847
Cost capitalized subsequent to acquisition	7,482
Gross amount carried at close of current period (1) (2)	18,329
Accumulated depreciation at close of current period (1) (2)	6,356
Pennine Way, Hemel Hempstead, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Kemble Industrial Park, Kemble, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	5,277
Cost capitalized subsequent to acquisition	8,926
Gross amount carried at close of current period (1) (2)	14,203
Accumulated depreciation at close of current period (1) (2)	8,157
Kemble Industrial Park, Kemble, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Gayton Road, Kings Lynn, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	3
Initial cost to Company	3,119
Cost capitalized subsequent to acquisition	1,872
Gross amount carried at close of current period (1) (2)	4,991
Accumulated depreciation at close of current period (1) (2)	2,783
Gayton Road, Kings Lynn, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
24/26 Gillender Street, London, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,666
Cost capitalized subsequent to acquisition	2,910
Gross amount carried at close of current period (1) (2)	7,576
Accumulated depreciation at close of current period (1) (2)	2,390
24/26 Gillender Street, London, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Cody Road, London, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	20,307
Cost capitalized subsequent to acquisition	9,204
Gross amount carried at close of current period (1) (2)	29,511
Accumulated depreciation at close of current period (1) (2)	9,212
Cody Road, London, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Unit 10 High Cross Centre, London, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	3,598
Cost capitalized subsequent to acquisition	1,104
Gross amount carried at close of current period (1) (2)	4,702
Accumulated depreciation at close of current period (1) (2)	1,153
Unit 10 High Cross Centre, London, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Old Poplar Bus Garage, London, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,639
Cost capitalized subsequent to acquisition	2,923
Gross amount carried at close of current period (1) (2)	7,562
Accumulated depreciation at close of current period (1) (2)	3,237
Old Poplar Bus Garage, London, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
17 Broadgate, Oldham, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	4,039
Cost capitalized subsequent to acquisition	1,076
Gross amount carried at close of current period (1) (2)	5,115
Accumulated depreciation at close of current period (1) (2)	2,074
17 Broadgate, Oldham, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Harpway Lane, Sopley, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	681
Cost capitalized subsequent to acquisition	1,781
Gross amount carried at close of current period (1) (2)	2,462
Accumulated depreciation at close of current period (1) (2)	1,208
Harpway Lane, Sopley, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Unit 1A Broadmoor Road, Swindom, United Kingdom | Europe
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,636
Cost capitalized subsequent to acquisition	1,042
Gross amount carried at close of current period (1) (2)	3,678
Accumulated depreciation at close of current period (1) (2)	860
Unit 1A Broadmoor Road, Swindom, United Kingdom | Europe | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Amancio Alcorta 2396, Buenos Aires, Argentina | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	655
Cost capitalized subsequent to acquisition	2,113
Gross amount carried at close of current period (1) (2)	2,768
Accumulated depreciation at close of current period (1) (2)	813
Amancio Alcorta 2396, Buenos Aires, Argentina | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Azara 1245, Buenos Aires, Argentina | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	166
Cost capitalized subsequent to acquisition	168
Gross amount carried at close of current period (1) (2)	334
Accumulated depreciation at close of current period (1) (2)	113
Azara 1245, Buenos Aires, Argentina | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Saraza 6135, Buenos Aires, Argentina | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	144
Cost capitalized subsequent to acquisition	272
Gross amount carried at close of current period (1) (2)	416
Accumulated depreciation at close of current period (1) (2)	118
Saraza 6135, Buenos Aires, Argentina | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Spegazzini, Ezeiza Buenos Aires, Argentina | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	12,773
Cost capitalized subsequent to acquisition	5,020
Gross amount carried at close of current period (1) (2)	17,793
Accumulated depreciation at close of current period (1) (2)	2,483
Spegazzini, Ezeiza Buenos Aires, Argentina | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Francisco de Souza e Melo, Rio de Janerio, Brazil | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	1,868
Cost capitalized subsequent to acquisition	563
Gross amount carried at close of current period (1) (2)	2,431
Accumulated depreciation at close of current period (1) (2)	83
Francisco de Souza e Melo, Rio de Janerio, Brazil | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Hortolandia, Sao Paulo, Brazil | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	24,078
Cost capitalized subsequent to acquisition	5,518
Gross amount carried at close of current period (1) (2)	29,596
Accumulated depreciation at close of current period (1) (2)	1,160
Hortolandia, Sao Paulo, Brazil | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
El Taqueral 99, Santiago, Chile | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,629
Cost capitalized subsequent to acquisition	35,628
Gross amount carried at close of current period (1) (2)	38,257
Accumulated depreciation at close of current period (1) (2)	7,834
El Taqueral 99, Santiago, Chile | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Panamericana Norte 18900, Santiago, Chile | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	4
Initial cost to Company	4,001
Cost capitalized subsequent to acquisition	10,507
Gross amount carried at close of current period (1) (2)	14,508
Accumulated depreciation at close of current period (1) (2)	1,588
Panamericana Norte 18900, Santiago, Chile | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Avenida Prolongacion del Colli 1104, Guadalajara, Mexico | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	374
Cost capitalized subsequent to acquisition	139
Gross amount carried at close of current period (1) (2)	513
Accumulated depreciation at close of current period (1) (2)	79
Avenida Prolongacion del Colli 1104, Guadalajara, Mexico | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Privada Las Flores No. 25 (G3), Guadalajara, Mexico | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	905
Cost capitalized subsequent to acquisition	333
Gross amount carried at close of current period (1) (2)	1,238
Accumulated depreciation at close of current period (1) (2)	194
Privada Las Flores No. 25 (G3), Guadalajara, Mexico | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Carretera Pesqueria Km2.5(M3), Monterrey, Mexico | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	3,537
Cost capitalized subsequent to acquisition	1,085
Gross amount carried at close of current period (1) (2)	4,622
Accumulated depreciation at close of current period (1) (2)	831
Carretera Pesqueria Km2.5(M3), Monterrey, Mexico | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Lote 2, Manzana A, (T2& T3), Toluca, Mexico | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	2,204
Cost capitalized subsequent to acquisition	707
Gross amount carried at close of current period (1) (2)	2,911
Accumulated depreciation at close of current period (1) (2)	507
Lote 2, Manzana A, (T2& T3), Toluca, Mexico | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Prolongacion de la Calle 7 (T4), Toluca, Mexico | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	7,544
Cost capitalized subsequent to acquisition	2,580
Gross amount carried at close of current period (1) (2)	10,124
Accumulated depreciation at close of current period (1) (2)	1,692
Prolongacion de la Calle 7 (T4), Toluca, Mexico | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Panamericana Sur, KM 57.5, Lima, Peru | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	5
Encumbrances	2,589
Initial cost to Company	1,549
Cost capitalized subsequent to acquisition	947
Gross amount carried at close of current period (1) (2)	2,496
Accumulated depreciation at close of current period (1) (2)	402
Panamericana Sur, KM 57.5, Lima, Peru | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Av. Elmer Faucett 3462, Lima, Peru | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	2
Initial cost to Company	4,112
Cost capitalized subsequent to acquisition	2,296
Gross amount carried at close of current period (1) (2)	6,408
Accumulated depreciation at close of current period (1) (2)	1,212
Av. Elmer Faucett 3462, Lima, Peru | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Calle Los Claveles-Seccion 3, Lima, Peru | Latin America
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	8,179
Cost capitalized subsequent to acquisition	3,614
Gross amount carried at close of current period (1) (2)	11,793
Accumulated depreciation at close of current period (1) (2)	3,048
Calle Los Claveles-Seccion 3, Lima, Peru | Latin America | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
8 Whitestone Drive, Austins Ferry, Australia | Asia Pacific
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	681
Cost capitalized subsequent to acquisition	3,438
Gross amount carried at close of current period (1) (2)	4,119
Accumulated depreciation at close of current period (1) (2)	619
8 Whitestone Drive, Austins Ferry, Australia | Asia Pacific | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years
Warehouse No 4, Shanghai, China | Asia Pacific
REAL ESTATE AND RELATED DEPRECIATION
Facilities (1)	1
Initial cost to Company	1,530
Cost capitalized subsequent to acquisition	1,030
Gross amount carried at close of current period (1) (2)	2,560
Accumulated depreciation at close of current period (1) (2)	$ 92
Warehouse No 4, Shanghai, China | Asia Pacific | Maximum
REAL ESTATE AND RELATED DEPRECIATION
Life on which depreciation in latest income statement is computed	40 years